Securities Act File No. 333-151672
Investment Company Act File No. 811-22208

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[X]

Pre-Effective Amendment No.                                                                                                                                 [   ]
Post-Effective Amendment No. 57                                                                                                                     [X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                     [X]

Amendment No. 58                                                                                                                                                          [X]

VALUED ADVISERS TRUST

 (Exact Name of Registrant as Specified in Charter)

2960 N. Meridian St., Suite 300, Indianapolis, Indiana  46208
 (Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (317) 917-7000

Capitol Services, Inc.
1675 S. State St., Suite B, Dover, Delaware 19901
 (Name and Address of Agent for Service)

With Copies to:

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace, Suite 119
Leawood, KS 66224

It is proposed that this filing will become effective:
[  ]immediately upon filing pursuant to paragraph (b);
[X]on December 21, 2011 pursuant to paragraph (b);
[  ] 60 days after filing pursuant to paragraph (a)(1);
[  ] on (date) pursuant to paragraph (a)(1);
[  ] 75 days after filing pursuant to paragraph (a)(2); or
[  ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Granite Value Fund
GVFIX

PROSPECTUS

December 21, 2011

Granite Investment Advisors
11 South Main Street, Suite 501
P.O. Box 2090
Concord, New Hampshire 03302-2090

(800) 851-8431

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

The Prospectus gives you important information about the fund that you should know before you invest.  Please read this Prospectus carefully before investing and use it for future reference.

SUMMARY SECTION

Investment Objective

The investment objective of the Granite Value Fund (the “Fund”) is to seek long term capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

Redemption Fees (as a percentage of amount redeemed within 60 days
of purchase and a $15 fee for redemptions paid by wire)                                                                                                                                          2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees                                                                                                                                                                                                  1.00%
Distribution and Service (12b-1) Fees                                                                                                                                                                  0.00%
Other  Expenses 1                                                                                         0.45%
Total Annual Fund Operating Expenses                                                                                                                                                               1.45%
Fee Waiver/Expense Reimbursement                                                                                                                                                                  ( 0.10%)
Total Annual Fund Operating Expenses After Fee
Waiver / Expense Reimbursement 2                                                                                                                                                               1.35%

1.	Estimated for the first year of operations.
2.
Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2013 , so that the Total Annual Fund Operating Expenses does not exceed 1.35%.  This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as “acquired fund fees and expense”).  The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above.  The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.    This waiver can be terminated only by, or with the consent of, the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The 1 and 3 year numbers shown below reflect the Adviser's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$137	$449

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance.

Principal Investment Strategies

The Granite Value Fund invests primarily in mid- to large-capitalization equity securities of U.S. and foreign companies.  Granite Investment Advisors (the “Adviser”) generally selects equity securities of companies believed by the Adviser to be undervalued.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock, and convertible securities, which are securities that are convertible into the common stock).  The Fund also may invest in foreign companies and will do so through depositary receipts, which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security.

The Adviser applies a disciplined approach to equity selection.  The Adviser begins with a universe of companies with market capitalizations greater than $2.5 billion and screens for companies with above average or improving profitability selling at below average valuations.  The Adviser next applies a fundamental analysis in which it assesses a company’s competitive position, analyzes financial statements, and interviews company management, customers and competitors.  The Adviser next applies a valuation analysis in which it determines the fair value of a company using a discounted free cash flow model.  Finally, the Adviser will purchase stocks in companies that it believes are significantly undervalued.

The Fund will target to hold approximately 40 positions although the Adviser may, depending on market conditions, increase or decrease this target number of positions.  The Adviser attempts to diversify exposure across economic sectors.

The Adviser will typically sell securities that it believes are fully valued, that no longer support the thesis upon which their purchase was based, and when its research generates a better portfolio idea.

Principal Risks

The principal risks of investing in the Fund are summarized below.  There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund.  You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Risks of Investing in Common Stocks.  Overall stock market risks may affect the value of the Fund.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Foreign Securities.  Depositary receipts representing foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country related risks including political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies restricting the movement of assets; different trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility.

Risks of Medium Capitalization Companies.  The Fund may invest in the stocks of medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies may be more volatile than larger companies. Medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Currency Risk:  Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Risks of Value Investing. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Under certain market conditions, value investing may not perform as well as other investment styles.

Risks of Warrants and Rights.  A warrant or a right may become worthless unless exercised or sold before expiration.  In addition, if the market price of the common stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless.  Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

Risks of Convertible Securities.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.  The credit standing of the company issuing the convertible security and other factors also may have an effect on the convertible security’s investment value.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.

Performance

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Portfolio Management

Investment Adviser – Granite Investment Advisors.

Portfolio Managers

Scott B. Schermerhorn , Portfolio Manager of the Fund since its inception in 2011 ; Chief Investment Officer of the Adviser

Timothy S. Lesko, Portfolio Manager of the Fund since its inception in 2011; Portfolio Manager and Principal of the Adviser

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders
$10,000 for taxable accounts $5,000 for tax-exempt accounts There is no minimum amount for subsequent investments.	By Mail:Granite Value Fund, Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, IN 46206
By Phone: (888) 442-9893

You can purchase shares of the Fund through broker-dealers or directly through the Fund’s transfer agent.  You may sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Fund’s Transfer Agent by calling (888) 442-9893, or through your broker-dealer or financial intermediary.  You may also redeem shares by submitting a written request to the address above.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account (in such arrangement taxes will be deferred until a later time), such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S
PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the Granite Value Fund (the “Fund”) is to seek long term capital appreciation.  The Fund’s investment objective is not fundamental and may be changed without shareholder approval.  The Fund will provide 60 days’ advance notice of any change in its investment objective.

Principal Investment Strategies

The Granite Value Fund invests primarily in mid- to large-capitalization equity securities of U.S. and foreign companies.  Granite Investment Advisors (the “Adviser”) generally selects equity securities of companies believed by the Adviser to be undervalued.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock, and convertible securities, which are securities that are convertible into the common stock).  The Fund also may invest in foreign companies, and will do so through depositary receipts, which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security.

The Adviser applies a disciplined approach to equity selection.  The Adviser begins with a universe of companies with market capitalizations greater than $2.5 billion and screens for companies with above average or improving profitability selling at below average valuations.  The Adviser analyzes companies for the most profitable (or anticipation of profitability), change dynamic, and most undervalued using its valuation and return on capital measurements.  The Adviser next applies a fundamental analysis in which it assesses a company’s competitive position, analyzes financial statements, and interviews company management, customers and competitors.  The Adviser next applies a valuation analysis in which it determines the fair value of a company using a discounted free cash flow model.  Finally, the Adviser will purchase stocks in companies that it believes are significantly undervalued.

Generally, in selecting portfolio securities, the Adviser looks for, among other things, companies that have a unique competitive advantage; whose business models are simple and can be understood; have management teams the Adviser feels are trustworthy; have low debt and are not dependent upon borrowed money to conduct daily operations; and have the ability to generate significant free cash flow over a market cycle.  The Adviser generally avoids companies that are acquisition driven.

The Fund will target to hold approximately 40 positions although the Adviser may, depending on market conditions, increase or decrease this target number of positions.  The Adviser will typically sell securities that it believes are fully valued, that no longer support the thesis upon which their purchase was based, and when its research generates a better portfolio idea.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are summarized below.  There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund.  You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Risks of Investing in Common Stocks. The Fund invests in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company that the Fund invests in, including the strength of the company's management or the demand for its products or services. You should be aware that a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services. In addition, a company's share price may also decline if its earnings or revenues fall short of expectations.

Risks of Foreign Securities.  To the extent the Fund invests in depositary receipts representing foreign securities, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include the risks associated with higher transaction costs, delayed settlements, lack of liquidity, currency controls and adverse economic developments. In addition, foreign issuers may be subject to less government supervision than in the U.S.  Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities.  The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuers of the deposited securities or to pass through voting rights to the holders of the depositary receipts.

Risks of Medium Capitalization Companies.  To the extent the Fund invests in medium capitalization companies, the Fund will be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies, and medium capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of medium capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies.  Medium capitalization companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Currency Risk.  Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments.  Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad.

Risks of Value Investing. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Under certain market conditions, value investing may not perform as well as other investment styles.

Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.  The credit standing of the company issuing the convertible security and other factors also may have an effect on the convertible security’s investment value.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by any government agency.

As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions.  In such instances, the Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents.  The Fund may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Fund's investment criteria are not available.  By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses.  As a result of engaging in these temporary measures, the Fund may not achieve its investment objective(s).

Is the Fund right for you?

The Fund may be suitable for:

•	long-term investors seeking a fund with an investment objective of long-term capital appreciation

•	investors willing to accept price fluctuations in their investment.

Information about the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is included in the Statement of Additional Information.

HOW TO BUY SHARES

                                                                                                                                To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity.  If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk.  If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified.  However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed.  If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in the Fund is $10,000 for taxable accounts and $5,000 for tax-exempt accounts.  The Adviser may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program and in certain other circumstances.  The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary.  If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment.  The financial intermediary may also impose minimum requirements that are different from those set forth in this Prospectus.  If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions , other than short-term redemptions.   However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail - To be in proper form, your initial purchase request must include:
•	a completed and signed investment application form; and
•	a personal check with name pre-printed (subject to the minimum amount) made payable to the Fund.

Mail the application and check to:

U.S. Mail:	Overnight:
Granite Value Fund c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Granite Value Fund c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so.  To wire money, you must call Shareholder Services at (888) 442-9893 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Huntington Asset Services Inc., the Fund’s transfer agent, at the above address in order to complete your initial wire purchase.  Wire orders will be accepted only on a day on which the Fund and its custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.  The purchase price per share will be the net asset value next determined after the wire purchase is accepted by the Fund.  Any delays, which may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time by mail, wire, or automatic investment.  Each additional mail purchase request must contain:

1. Your name
2. The name on your account(s)
3. Your account number(s)
4. A check made payable to Granite Value Fund

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this Prospectus.  To send a bank wire, call Shareholder Services at (888) 442-9893 to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check.  Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account.  You may change the amount of your monthly purchase at any time.  If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pension plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans.  You should contact Shareholder Services at (888) 442-9893 for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options.  Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian.  Call Shareholder Services about the IRA custodial fees at (888) 442-9893.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person.  If your check or wire does not clear, you will be responsible for any loss incurred by the Fund.  You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund.  The Fund and its transfer agent may refuse any purchase order for any reason.  Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted.  Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000.  In such cases, a fifteen (15) calendar day hold will be applied to the funds, (which means that you may not receive payment for your redeemed shares until the holding period has expired).  Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders.  The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer.  The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption.  If you redeem your shares through a broker/dealer or other financial institution, you may be charged a fee by that institution.  You should consult with your broker-dealer or other financial institution for more information on these fees.  Your investment may be subject to redemption fees for short-term trades as discussed below in “Fund Policy on Market Timing.”

By Mail - You may redeem any part of your account in the Fund at no charge by mail.  Your request should be addressed to:

U.S. Mail:	Overnight:
Granite Value Fund c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Granite Value Fund c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names, the address, and the dollar amount or number of shares you wish to redeem.  Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form.  To be in good order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.  The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request.  The Fund may also require a signature guarantee for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.  All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp.  For joint accounts, both signatures must be guaranteed.  Please call Shareholder Services at (888) 442-9893 if you have questions.  At the discretion of the transfer agent, the signature guarantee requirements may be modified or waived, and you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account (up to $25,000) in the Fund by calling Shareholder Services at (888) 442-9893 .   You must first complete the optional Telephone Redemption section of the investment application to institute this option.  The Fund, and its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or its transfer agent may terminate the telephone redemption procedures at any time.  During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

By Wire - A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer.  This fee is subject to change.  Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.

Redemptions in Kind

The Fund generally does not intend to redeem shares in any form except cash.  However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Fund Policy on Market Timing

The Fund discourages market timing and does not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements.  Market timing can result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.  This policy generally applies to all Fund shareholders.

To discourage frequent purchase and redemptions of Fund shares by investors, and to compensate the Fund for costs that may be incurred in connection with such trades, the Funds impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for 60 days or less.  The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact, or other costs that may be associated with short-term trading.  The Fund reserves the right to modify its policies and procedures at any time without prior notice as the Board of Trustees in its sole discretion deems to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions paid by the Fund.  The redemption fee also may not apply on certain types of accounts approved or ratified by the Fund’s Board of Trustees, such as employee benefit plans including 401(k) plans and 457 plans, multi-account programs, asset allocation programs, wrap programs, or other accounts to which application of the redemption fee is not technologically feasible, or that appear to offer other reasonable safeguards against short-term trading.  Please contact the Fund at (888) 442-9893 if you have any questions as to whether the redemption fee applies to some or all of your shares.

While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers.  For example, omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated is not known by the Fund.  Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult for the Fund to identify such activity in certain omnibus accounts traded through financial intermediaries since the Fund may not have knowledge of the identity of individual investors and their transactions in such accounts.  Under a federal rule, the Fund is required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Fund’s request, information regarding the intermediaries’ customers and their transactions.  However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even if such an agreement is in place.  Certain intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading.  The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive.  The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (888) 442-9893.   Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days.  Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.  You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Redemption proceeds sent via check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV.  Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30 day period.  All shares of the Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  In such event, the Board may close the Fund with notice to shareholders but without obtaining shareholder approval.  An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax adviser.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”) plus any applicable sales charge.  The Fund’s NAV is calculated as of the close of the regular trading session (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday).  The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.  Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.  Because the Fund may hold portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The Fund’s assets generally are valued at their market value.  If market prices are not available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the values, assets may be valued by the Adviser at a fair value, pursuant to guidelines established by the Board of Trustees.  For example, the Adviser may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets.  Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV.   When pricing securities using the fair value guidelines established by the Board of Trustees, the Adviser seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities.  However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Adviser at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis.  These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate.  The Adviser will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. To the extent the Fund invests in other mutual funds, the Fund’s NAV is calculated based, in part, upon the net asset values of such mutual funds; the prospectuses for those mutual funds in which the Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their net asset values.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions.

The Fund intends to distribute to its shareholders substantially all of its net investment income and realized net capital gains.  The Fund intends to declare and pay distributions at least annually.  The Fund expects that its distributions will consist primarily of income and net realized capital gains.  Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund.  Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.  The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account.  Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

▪	Postal or other delivery service is unable to deliver checks to the address of record;
▪	Dividend and capital gain distribution checks are not cashed within 180 days; or
▪	Bank account of record is no longer valid.

Dividend and capital gain distribution checks issued by the Fund that are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV.  When reinvested, those amounts are subject to risk of loss like any other investment in the Fund.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders, as discussed below.

Summary of Certain Federal Income Tax Consequences.

The following information is meant as a general summary of the U.S. federal income tax provisions regarding the taxation of the Fund’s shareholders.  Additional tax information appears in the SAI.  Shareholders should rely on their own tax adviser for advice about the particular federal, state, local and foreign tax consequences to them of investing in the Fund.

The Fund intends to distribute all or substantially all of its net investment income and net realized gains to its shareholders at least annually.   The Fund's shareholders may elect to be paid in cash or to reinvest in additional Fund shares any dividends from net investment income or capital gains distributions.  Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares.  Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied.  The treatment of Fund distributions of capital gains is based on how long the Fund owned (or is deemed to have owned) the investments that generated those gains, rather than how long you have owned your shares.  Long-term capital gains rates applicable to individuals have been temporarily reduced—in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013. These reduced rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.  Distributions may be subject to state and local taxes, as well as federal taxes.

For taxable years beginning before January 1, 2013, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed to individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. The special tax treatment of qualified dividend income will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. Distributions from REITs generally do not qualify as qualified dividend income.

As described above, the Fund might invest in foreign securities. Accordingly, the Fund may be subject to foreign withholding taxes on income from certain foreign securities, which could reduce the amount of distributions paid to shareholders.  The shareholders might be able to claim a credit or deduction for foreign taxes paid if more than 50% of the Fund's assets are invested in foreign securities at the end of a fiscal year and the Fund makes an election to pass through to the shareholders their pro rata share of foreign taxes paid.  If this election is made, the Fund may report more taxable income to the shareholders than it actually distributes.  The shareholders will then be entitled either to deduct their share of these taxes in computing their taxable income, or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide the shareholders with the information necessary to claim this deduction or credit on their personal income tax return if the Fund makes this election.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund may be required to withhold U.S. federal income tax (presently at the rate of twenty-eight percent (28%)) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax adviser to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

General Disclaimer. For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

MANAGEMENT OF THE FUND

Adviser.  Granite Investment Advisors, 11 South Main Street, Suite 501, Concord, New Hampshire 03302-2090, serves as investment adviser to the Fund.  The Adviser has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio.  The Adviser was founded in 1983.  The Adviser provides advisory services to individuals, non-profit institutions and corporations.  As of June 30, 2011, the Adviser had assets under management of $516 million.  The Adviser is independently owned and operated and controlled by its principals: Scott Schermerhorn, Tim Lesko and Rick Morgan.

The Fund pays the Adviser a fee at an annual rate equal to 1.00% of the Fund’s average daily net assets.  A discussion of the factors that the Board of Trustees considered in approving the Fund’s advisory agreement will be contained in the Fund’s semi-annual report for the fiscal period ended April 30, 2012.   The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds) do not exceed 1.35% of net assets.  The contractual agreement is effective through February 28, 2013 .   Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

If you invest in the Fund through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus.  Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.  Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the Fund’s behalf.  This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services.  The Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund.  To the extent that these fees are not paid by the Fund, the Adviser may pay a fee to financial intermediaries for such services.

To the extent that the Adviser, not the Fund, pays a fee to a financial intermediary for distribution or shareholder servicing, the Adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the financial intermediary.  Although neither the Fund nor the Adviser pays for the Fund to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Fund may be included.  Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds.  The Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities

Portfolio Managers .

Scott B. Schermerhorn – Mr. Schermerhorn is the Chief Investment Officer of the Adviser.  He joined the firm in 2009.  Prior to joining the Adviser, Mr. Schermerhorn was a Managing Director at Choate Investment Advisors from 2005 – 2008 and has over 25 years of investment industry experience.  His previous experience includes Senior Vice President at Columbia Management Group (Boston) (1998 – 2003), Vice President, Lead Portfolio Manager, Value Team at Federated Investors (Pittsburgh) (1996 – 1998), Senior Vice President and Senior Investment Officer / Growth & Income Team, J. & W. Seligman  Company (New York) (1990 – 1996); and Portfolio Manager at Dreman Value Management (New York) (1984 – 1989).  Mr. Schermerhorn received a BS from Boston University’s School of Management and an MBA from Seton Hall University.

Timothy S. Lesko – Mr. Lesko is a Portfolio Manager and Principal of the Adviser.  Mr. Lesko joined the Adviser in 1999.  Previous experience includes:  Banc of America Securities, Sales Trader/Associate Financial Consultant (1996-1998); Merrill Lynch, Pierce, Fenner and Smith, Associate Financial Consultant (1995-1996); S. D. Warren Company, Sales Manager (1991-1994).  Mr. Lesko received a BA in Economics from St. Lawrence University.

The Fund’s SAI provides additional information about the Fund’s portfolio managers , including compensation structure, other accounts managed, and ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund recently commenced operations, there are no financial highlights available at this time.

Appendix

ADVISER’S PRIOR PERFORMANCE

The data below is provided to illustrate the past performance of Granite Investment Advisors, the Fund’s adviser, in managing equity accounts with investment objectives, policies and strategies that are substantially similar to those that are utilized by the Fund, as measured against market indices, and does not represent the performance of the Fund, nor should it be considered a substitute for the Fund’s performance.  You should not consider this performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the Fund.

1.           Compliance Statement: Granite Investment Advisors (GIA) claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS® Standards.  Granite Investment Advisors has been independently verified by Ashland Partners & Co., LLP for the periods 1/1/95 through 6/30/ 11 .  Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS® standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS® standards.  The GIA Equity Composite has been examined for the periods 1/1/95 through 6/30 /11.  The verification and performance examination reports are available upon request.

2.            The Firm:  Granite Investment Advisors is an employee owned investment management firm. GIA defines “firm” as all investment management activity performed as an investment advisor under the SEC registration number 801-70096. (Formerly Boston Private Value Investors .) On 4/1/09 Boston Private Value Investors was acquired by management and changed its name to Granite Investment Advisors. Prior to 2001 the firm was privately owned and named E.R. Taylor Investments, Inc.)

3.              The Composite:  The Composite is comprised of all fully-discretionary equity portfolios invested in U.S. equities (including ADRs) with GIA value characteristics. GIA defines “fully-discretionary’ as the absence of any stated or understood restrictions that might make a portfolio not fully-reflective of the full efforts of the GIA team.   Eligible portfolios must be fully-discretionary, non-taxable, have been managed for one full calendar quarter prior to the beginning of the period, and be currently managed in a style that reflects the long-term track record of the GIA team. As of 6/30/08 there is no minimum account size.   Prior to 6/30/08 the minimum beginning asset size was over $500,000. In each of the years 1994 to 2001, the composite includes one non-fee paying portfolio, representing less than 1% of the total composite assets. Although the composite group was created in 1992 , compliance to the GIPS® standards did not start until 1/1/95, therefore the inception date for composite performance is 1/1/95. Composite dispersion is measured by standard deviation of equal-weighted gross annual returns for portfolios included in the composite for the entire period.   The benchmark for this composite is the S&P 500.

4.           Calculation of Performance Returns:  Valuations are calculated and stated in U.S. Dollars. Portfolios are valued on the last business day of the month and when cash flows exceed 10% of period-beginning market value. Composite returns are calculated on an asset-weighted basis using monthly valuations. Returns include cash and cash equivalents. Fees, dividends, and interest are treated on an accrual basis; all transactions use trade date.   The returns reflect the reinvestment of dividends and other earnings.  Only full calendar quarters are included in the calculations and there are no segments of balanced portfolios. Prior to January, 2001, quarterly composite performance was linked to obtain annual results. Since January, 2001, monthly performance returns are linked to obtain quarterly and annual results. Valuations are calculated and stated in U.S. Dollars.   The composite includes closed accounts from the account’s composite entry date to the first day of the quarter in which they were terminated.   Net of fee performance was calculated using actual management fees.

5.           Past performance does not guarantee future results. Inherent in any investment is the possibility of loss.

6.           Policies for valuing portfolios, calculating performance, preparing compliant presentations and a complete list and description of all GIA composites are available upon request.  Please direct inquiries to Patrice@GraniteInv.com.

| Equity Composite | 2010 | 2009 | 2008 | 2007 | 2006 | 2005 | 2004 | 2003 | 2002 | 2001 |
|---|---|---|---|---|---|---|---|---|---|---|
| Net Return | 12.9% | 23.3% | -37.3% | 7.2% | 11.3% | 10.4% | 15.8% | 31.7% | -16.3% | -8.6% |
| Gross Return | 13.8% | 24.2% | -36.8% | 8.0% | 12.1% | 11.3% | 16.7% | 32.6% | -15.7% | -8.0% |
| Benchmark Results | 15.1% | 26.5% | -37.0% | 5.5% | 15.8% | 4.9% | 10.9% | 28.7% | -22.1% | -11.9% |
| # Portfolios | 18 | 18 | 30 | 36 | 35 | 31 | 32 | 29 | 26 | 35 |
| Ending Mkt. Value ($mm) | $61 | $59 | $95 | $175 | $193 | $160 | $125 | $114 | $78 | $110 |
| Standard Deviation | 1.6 | 2.6 | 2.0 | 1.8 | 0.8 | 0.5 | 1.0 | 1.9 | 1.2 | 1.4 |
| Composite Ex-Post Std Dev | 21.0% | 19.5% | 15.5% | 8.3% | 7.7% | 9.8% | 15.0% | 17.9% | NA | NA |
| Benchmark Ex-Post Std Dev | 21.9% | 19.6% | 15.1% | 7.7% | 6.8% | 9.0% | 15.0% | 18.2% | NA | NA |
| % of Product Assets | 35% | 35% | 46% | 46% | 42% | 41% | 39% | 39% | 38% | 42% |
| % of Firm Assets | 12% | 12% | 20% | 22% | 20% | 18% | 15% | 15% | 16% | 22% |
| Total Firm Assets ($mm) | $527 | $484 | $475 | $798 | $961 | $869 | $861 | $780 | $503 | $495 |

**SUPPLEMENTAL INFORMATION: COMPOSITE AVERAGE ANNUAL RETURNS* FOR PERIOD ENDING 9/30/11**

| | 1Yr | 3 Yr | 5 Yr | 10 Yr |
|---|---|---|---|---|
| GIA Equity Composite-Net | 1.4% | 0.4% | -0.86% | 5.3% |
| GIA Equity Composite-Gross | 2.2% | 1.2% | -0.08% | 6.1% |
| S&P 500 | 1.1% | 1.5% | -0.23% | 4.0% |
| Russell 1000 Value Index | -1.9% | -1.2% | -2.5% | 4.7% |

**All results over one year are annualized.*

Past performance is not a guarantee of future results.

The private accounts for which results are reported are not subject to the same types of expenses as the Fund or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, or the Internal Revenue Code of 1986, as amended.   Consequently, the performance results for such private accounts could have been adversely affected if they had been subject to mutual fund regulations.   In addition, the operating expenses incurred by the accounts included were lower than the anticipated operating expenses of the Fund .  Had the Fund’s expenses been reflected, the performance results of the Composite would have been reduced.  The Composite is presented net of any applicable sales charges.

The methodology for calculating Composite versus Fund returns differs in that Fund performance is calculated using daily valuations and Composite performance is calculated using monthly valuations. For periods greater than one year the Fund uses average annual returns while the Composite uses a geometrically linking time weighted internal rate of return. If the Composite performance had been calculated with the SEC methodology (Fund) rather than the GIPS® standards, results may have been substantially different.

FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports: While this Prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The Annual report includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks, policies, and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and the Fund’s Annual and Semi-Annual Reports, and request other information about the Fund or make shareholder inquiries, in any of the following ways:

You can get free copies of the current Annual and Semi-Annual Reports, as well as the SAI, by contacting Shareholder Services at (888) 442-9893 or obtain a copy online at www.granitevaluefund.com. You may also request other information about the Fund and make shareholder inquiries.  The requested documents will be sent within three business days of receipt of the request.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act #811-22208

Granite Value Fund
GVFIX

A Series of the Valued Advisers Trust
Statement of Additional Information
December 21, 2011

Granite Investment Advisors
11 South Main Street, Suite 501
P.O. Box 2090
Concord, New Hampshire 03302-2090

This Statement of Additional Information (“SAI”) is not a prospectus.  It should be read in conjunction with the Prospectus (the “Prospectus”) of the Granite Value Fund (the “Fund”) dated December 21, 2011.  A free copy of the Prospectus or Annual Report can be obtained by writing Huntington Asset Services, Inc., the Fund’s transfer agent, at P.O. Box 6110, Indianapolis, Indiana 46206-6110, or by calling Shareholder Services at (888) 442-9893.

DESCRIPTION OF THE TRUST AND THE FUND

The Granite Value Fund (the “Fund”) is an open-end diversified series of the Valued Advisers Trust (the “Trust”).  The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is one of a series of funds authorized by the Trustees.  The Fund’s investment adviser is Granite Investment Advisors (the “Adviser”).

The Fund does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Fund and its transfer agent for the account of the shareholders.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or to combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns.  All shares of the Fund have equal voting rights and liquidation rights.  The Trust Agreement can be amended by the Trustees, except that certain amendments that adversely affect the rights of shareholders must be approved by the shareholders affected.  All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus.  For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Prospectus and this SAI.  The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value next computed after they are received by the Fund or by an authorized broker or the broker’s authorized designee and accepted by the Fund.  The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available.  The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  The annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND
INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information about the investments the Fund may make and some of the techniques it may use.

A.           Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities).  Warrants are options to purchase equity securities at a specified price valid for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time.  A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date.  In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

B.            Depositary Receipts.  The Fund may invest in foreign securities either directly or by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other similar instruments.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, in bearer form, may be denominated in other currencies and are designed for use in multiple foreign securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  GDRs are foreign receipts evidencing a similar arrangement.  For purposes of the Fund’s investment policies, ADRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and GDRs shall be treated as indirect foreign investments.  For example, an ADR or GDR representing ownership of common stock will be treated as common stock.

ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of foreign issuers deposited in a U.S. Bank or correspondent bank.  ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers.  However, by investing in ADRs rather than directly in equity securities of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales.  GDRs are not necessarily denominated in the same currency as the underlying securities which they represent.

Depositary receipt facilities may be established as either “unsponsored” or “sponsored”.  While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.

A depository may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility.  Holders of unsponsored depositary receipts generally bear all the costs of such facility.  The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services.  The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to depositary receipt holders in respect of the deposited securities.  In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository.  The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the depositary receipt holders.  With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although depositary receipt holders continue to bear certain other costs (such as deposit and withdrawal fees).  Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depositary receipt holders at the request of the issuer of the deposited securities.

C.           Emerging Markets Securities.  To the extent the Fund invests in depositary receipts of issues in emerging market securities, the Fund could be subject to risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies . Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

D. Convertible Securities. The Fund may invest in convertible securities, which are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock or other equity interests at a specified price or conversion ratio. Although convertible bonds, convertible preferred stocks, and other securities convertible into equity securities may have some attributes of income securities or debt securities, the Fund generally treats such securities as equity securities. By investing in convertible securities, the Fund may seek income, and may also seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock or other interests into which the securities are convertible, while potentially earning a higher fixed rate of return than is ordinarily available in common stocks. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuers, the value of these securities will also change based on changes in the value of the underlying stock. Income paid by a convertible security may provide a limited cushion against a decline in the price of the security. However, convertible securities generally have less potential for gain than common stocks. Also, convertible bonds generally pay less income than non-convertible bonds.

E.           Temporary Investments.  To maintain cash for redemptions and distributions and for temporary defensive purposes, the Fund may invest in money market mutual funds and in investment grade short-term fixed income securities including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker's acceptances and repurchase agreements. The Fund may also invest in futures, options, shorts and foreign currency hedging as a defensive measure.  To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  The Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

                                           INVESTMENT LIMITATIONS

Fundamental.  The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.  As used in the Prospectus and this SAI, the term “majority of the outstanding shares of the Fund” means the lesser of:  (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

1.
Borrowing Money.  The Fund will not borrow money, except from:  (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.  This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.
Diversification.  The Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities and securities of other investment companies are not subject to this limitation).

3.	Senior Securities. The Fund will not issue senior securities, except as permitted by the 1940 Act and the rules and regulations thereunder

4.
Underwriting.  The Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

5.
Real Estate.  The Fund will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

6.
Commodities.  The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

7.
Loans.  The Fund will not make loans to other persons, except:  (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

8.
Concentration.  The Fund will not invest more than 25% of its total assets in any one particular industry.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

INVESTMENT ADVISER

The Fund’s Adviser is Granite Investment Advisors, 11 South Main Street, Concord, New Hampshire 03302-2090.  The Adviser was founded in 1983.  The Adviser is independently owned and operated and is controlled by its principals: Scott Schermerhorn, Tim Lesko and Rick Morgan.  The Adviser provides advisory services to individuals, non-profit institutions and corporations.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight by the Board of Trustees.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive or limit its fee and reimburse certain Fund operating expenses, until February 28, 2013 , so that the ratio of total annual operating expenses does not exceed 1.35%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as Fees and Expenses of Acquired Funds). Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

The Adviser retains the right to use the name “Granite” in connection with another investment company or business enterprise with which the Adviser is or may become associated.  The Trust’s right to use the name “Granite” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Adviser on 90 days’ written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not.  The Fund may from time to time purchase securities issued by banks and other financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Managers

Mr. Scott B. Schermerhorn and Mr. Timothy S. Lesko serve as Portfolio Managers of the Fund.  As of November 30, 2011 , the Portfolio Managers were responsible for managing the following types of accounts, in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	N/A	N/A	N/A
Pooled Investment Vehicles	0	N/A	N/A	N/A
Other Accounts	462	$ 499 million	N/A	N/A

Compensation:  The Portfolio Managers receive annual base salaries and bonuses from the Adviser.  The bonus is a function of both qualitative and quantitative measures.  Performance of the Fund is one of the largest parts of the quantitative portion .  Mr. Schermerhorn and Mr. Lesko have ownership interests in the Adviser and may receive distributions from the Adviser, which may come from profits generated by the Adviser.

Potential Conflicts of Interest:   Potential conflicts of interest may arise because the Portfolio Managers use the same proprietary investment methodology for the Fund as for other clients and because the Adviser manages assets for other clients.  This means that the Portfolio Managers will make the investment strategies used to manage the Fund available to other clients.  As a result, there may be circumstances under which the Fund and other clients of the Adviser may compete in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Fund.  There also may be circumstances under which the Portfolio Managers recommend the purchase or sale of various investments to other clients and do not purchase or sell the same investments for the Fund, or purchase or sell an investment for the Fund and do not include such investment in recommendations provided to other clients.  This is because the Adviser’s portfolio recommendations among clients differ based on each client’s investment policy guidelines and/or prevailing market conditions at the time such recommendation is made.   Each Portfolio Manager carries on investment activities for other clients and may also carry on investment activities for his own account(s) and/or the accounts of family members, and therefore will not be devoting all of his efforts to the management of the Fund.  As a result of these activities, each Portfolio Manager is engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities.

The Fund is required to show the dollar amount range of the portfolio managers’ beneficial ownership of shares of the Fund as of the end of the most recently completed fiscal year.  Because the Fund is new, as of the date of this SAI, Mr. Schermerhorn and Mr. Lesko do not beneficially own shares of the Fund.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board of Trustees is R. Jeffrey Young, who is an “interested person” of the Trust, as that term is defined under the 1940 Act.  The Board of Trustees does not have a Trustee, who is not an “interested person” of the Trust (“Independent Trustee”), as that term is defined under the 1940 Act, designated as a lead Independent Trustee.  The Board of Trustees has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically.  The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters.  The Board of Trustees also has frequent interaction with the service providers and Chief Compliance Officer of the Trust with respect to risk oversight matters.  The Trust’s Chief Compliance Officer (the “CCO”) reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust.  The CCO may also report directly to a particular committee of the Board depending on the subject matter.  The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting.  Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations.   The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board of Trustees’ current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance.  Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Dr. Merwyn R. Vanderlind, 75 , Independent Trustee, August 2008 to present.
Retired; Consultant to Battelle Memorial Institute (International Science and Technology Research Enterprise) on business investments from 2001 to 2003; Formerly employed with Battelle Memorial Institute from 1966 to 2003 in various positions, including the Executive Vice President of Battelle Institute from 1991 to 2001, General Manager from 1985 to 1991, Director of the Battelle Industrial Technology Center (Geneva, Switzerland) from 1983 to 1985, and Practicing Researcher from 1966 to 1983.

Ira Cohen, 52 Independent Trustee, June 2010 to present.	Independent financial services consultant (Feb. 2005 - present); Senior Vice President, Dealer Services / Institutional Services, AIM Investment Services, Inc. (1992 – 2005).
* The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
** As of the date of this SAI, the Trust consists of 12 series.

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act.  Based on the experience of the Trustee, the Trust concluded that the individual described below should serve as a Trustee.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 47 , Trustee and Chairman, June 2010 to present.
Principal Executive Officer and President, Valued Advisers Trust since February 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer, Dreman Contrarian Funds since March 2011; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010; Co-Founder of Kinwood Group, LLC July 2007 to March 2008; President and Chief Executive Officer of The Coventry Group from 2000 to 2007; President and Chief Executive Officer of the STI Classic Funds from 2004 to 2007; Trustee of the Coventry Group from 1999 to 2005; and Senior Vice President of BISYS Fund Services / The Winsbury Company October 1993 to June 2007.

* The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
** As of the date of this SAI, the Trust consists of 12 series.

The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance and governance matters.  The Board of Trustees currently has established three standing committees: the Audit Committee, the Pricing Committee and the Governance and Nominating Committee.

The Trust’s Audit Committee consists of the Independent Trustees.   The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees.   During the year, the Audit Committee met four times.

The Pricing Committee of the Board of Trustees is responsible for reviewing and approving the Adviser’s fair valuation determinations, if any.  The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value.   During the year, the Pricing Committee did not meet.

The Governance and Nominating Committee consists of the Independent Trustees and oversees general Trust governance-related matters. The Governance and Nominating Committee’s purposes, duties and powers are set forth in its written charter, which is included in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations.  During the past year, the Governance and Nominating Committee did not meet.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board.  Among the factors the Board considered when concluding that an individual should serve on the Board were the following:  (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.  In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust.  In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he was selected to serve as Trustee:

Dr. Merwyn R. Vanderlind – Dr. Vanderlind has over 40 years of business experience, including as a consultant on business investments.  He previously served in various executive management positions with an international science and technology research enterprise.  Dr. Vanderlind was selected to serve as Trustee of the Trust based primarily on his considerable knowledge of operational, management and corporate governance issues.

Ira Cohen – Mr. Cohen has almost 20 years of experience in the financial services industry, including in an executive management role.  He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s operations and investments.

R. Jeffrey Young – Mr. Young has almost 20 years of experience in the financial services industry, including as an officer and trustee of other mutual funds.  He also has extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator.  Mr. Young was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

The following table provides information regarding the Officers of the Trust:

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 47 , Principal Executive Officer and President, February 2010 to present.
Trustee, Valued Advisers Trust since June 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer, Dreman Contrarian Funds since March 2011; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010; Co-Founder of Kinwood Group, LLC July 2007 to March 2008; President and Chief Executive Officer of The Coventry Group from 2000 to 2007; President and Chief Executive Officer of the STI Classic Funds from 2004 to 2007; Trustee of the Coventry Group from 1999 to 2005; and Senior Vice President of BISYS Fund Services/The Winsbury Company October 1993 to June 2007.

John C. Swhear, 50 , Chief Compliance Officer, AML Officer and Vice President, August 2008 to present.
Vice President of Legal Administration and Compliance for Huntington Asset Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Senior Vice President of the Unified Series Trust since May 2007; Secretary of Huntington Funds since April 2010; President and Chief Executive Officer of Dreman Contrarian Funds , March 2010 to March 2011 , and Vice President and Acting Chief Executive Officer, 2007 to March 2010 ; Employed in various positions with American United Life Insurance Company from 1983 to April 2007, including:  Associate General Counsel, April 2007; Investment Advisor Chief Compliance Officer, June 2004 to April 2007; Assistant Secretary to the Board of Directors, December 2002 to April 2007; Chief Compliance Officer of OneAmerica Funds, Inc., June 2004 to April 2007; Chief Counsel and Secretary, OneAmerica Securities, Inc., December 2002 to April 2007.

Carol J. Highsmith, 47 , Vice President, August 2008 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since November of 1994; currently Vice President of Legal Administration.
William J. Murphy, CPA, 48 , Treasurer, December 2009 to present
Manager of Fund Administration for Huntington Asset Services, Inc., the Trust’s administrator, since October 2007; Assistant Treasurer of Unified Series Trust from February 2008 to May 2011 ; Treasurer and Chief Financial Officer of Dreman Contrarian Funds from February 2008 to March 2011 ;  Employed in various positions with American United Life Insurance Company from March 1987 to October 2007.

John H. Lively, 42, Interim Secretary, September 2011 to present.
Attorney, The Law Offices of John H. Lively & Associates, Inc., March, 2010 to present; Partner, Husch Blackwell Sanders LLP (law firm), March, 2007 to February, 2010; Managing Attorney, Raymond James Financial (financial services), September, 2005 to March, 2007; Assistant General Counsel, AIM Investments (investment adviser – currently, INVESCO), October, 2000 to September, 2005.

* The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
** As of the date of this SAI, the Trust consists of 12 series.

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2010 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
Dr. Merwyn R. Vanderlind	A	A
Ira Cohen	A	A
Interested Trustee
R. Jeffrey Young	A	A

Compensation.  Set forth below are estimates of the annual compensation to be paid to the Trustees by the Fund on an individual basis and by the Trust on an aggregate basis.  Trustees’ fees and expenses are Trust expenses and the Fund incurs its pro rata share of expenses based on the number of existing series in the Trust.  As a result, the amount paid by the Fund will increase or decrease as series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Dr. Merwyn R. Vanderlind	$2000	$0	$0	$18,000
Ira Cohen	$2000	$0	$0	$18,000
*As of the date of this SAI, the Trust consists of 12 series.  Amounts given are estimates for the Fund’s initial fiscal period ended October 31, 2012.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund.  A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.  The Fund has not commenced operations prior to the date of this SAI and therefore the Fund does not have any shareholders who beneficially own of record 5% or more of the outstanding shares of the Fund.

ANTI MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law.  The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”).  The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Huntington Asset Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

           When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number.  You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity.  Entities are also required to provide additional documentation.  This information will be verified to ensure the identity of all persons opening an account with the Fund.  The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions.  In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer, among other things.  The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.  The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund.  Although research services and other information are useful to the Fund and the Adviser, it is not always possible to place a dollar value on the research and other information received.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker or holder (in the secondary market).  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.  When the broker acts as agent, a commission will be charged on the transaction; when the broker acts as principal, the markup is included in the bond price.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis.  Blocked transactions may produce better execution for the Fund because of the increased volume of the transaction.  This may also result in a conflict of interest because the Adviser may have to choose among the Fund and its other clients with respect to the purchase or sale of the limited supply of the security to be purchased or sold.  If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security.  Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time.  In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis or lottery.

The Trust, the Distributor, and the Adviser have each adopted a Code of Ethics (each a “Code” and collectively, the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940.  The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund.  You may obtain a copy of the Codes from the Fund, free of charge, by calling the Fund at (888) 442-9893.   You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR.  The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

           The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund.  These third party servicing agents include the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian.  The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective advisers at any time.  This information is disclosed to all such third parties under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custodial relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

           Additionally, the Fund has ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund.  In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month.  The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee.  Neither the Fund, the Adviser nor any of their affiliates receive any portion of this fee.  Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information.  The Fund also may post its complete portfolio holdings to its website, if applicable, within approximately 25 days after the end of the month.  The information will remain posted on the website until replaced by the information for the succeeding month.  If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently than quarterly and on a delayed basis.

From time to time, employees of the Adviser also may provide oral or written information (portfolio commentary) about a Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance.   Employees of the Adviser may also provide oral or written information (statistical information) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the applicable Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisor.  The nature and content of the information provided to each of these persons may differ.

The Adviser manages products sponsored by companies, and provides services for individuals, other than the Trust, including institutional investors and high net worth persons.  In many cases, these other products and service offerings are managed in a similar fashion to the Fund and thus have similar portfolio holdings. The sponsors of these other products owners of  separate accounts that are managed by the Adviser may disclose or have access to the portfolio holdings of their products and separate accounts at different times than the Fund discloses its portfolio holdings.

           Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board.  The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board .  The Board will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.  Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Fund’s shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board.

PROXY VOTING POLICY

The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests.  As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board of Trustees.  The Adviser votes the Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests.  The Fund’s Proxy Voting Policy and Procedure is attached as Exhibit A. The Adviser’s Proxy Voting Policy and Procedure is attached as Exhibit B.

The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions.  The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders.

 You may also obtain a copy of the Trust’s and the Adviser’s proxy voting policy by calling Shareholder Services at (888) 442-9893 to request a copy, or by writing to Huntington Asset Services, Inc., the Fund’s transfer agent, at 2960 N. Meridian Street, Indianapolis, IN 46208.  A copy of the policies will be mailed to you within three days of receipt of your request.  You also may obtain a copy from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov.  A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust, its custodian, and transfer agent are open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith according to procedures adopted by the Board of Trustees. The Board of Trustees annually approves the pricing services used by the fund accounting agent.  Fair valued securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

     Net Assets                 = Net Asset Value Per Share
           Shares Outstanding

REDEMPTION IN-KIND

The Fund generally does not intend to redeem shares in any form except cash.  However, if the redemption amount is over the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to an election under Rule 18f-1 under the 1940 Act by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses such as the payment of brokerage commissions on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders.  The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund).  The discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisors to determine the tax consequences to them of investing in the Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”).  Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);
•
a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
•
a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder.  If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.

Taxation as a RIC.  The Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).  The Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements.  With respect to the source-of-income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.”  A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704.  However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above.  Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

Beginning in 2011, if a RIC fails this 90% source-of-income test it is no longer subject to a 35% penalty as long as such failure was due to reasonable cause and not willful neglect.   Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

Beginning in 2011, if a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis”, meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million.   Such cure right is similar to that previously and currently permitted for a REIT.

Similarly, beginning in 2011, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury).  In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders.  However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 35%).  The Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year.  To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, from preceding years.  The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

The Fund may be required to recognize taxable income in circumstances in which it does not receive cash.  For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year.  Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed above) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

To the extent that a Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if that Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.  Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term).  For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term.  These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC.  If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed.  Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income.  In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation in taxable years beginning on or before December 31, 2012, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain.  To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC.  Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders.  Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares.  Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders for taxable years beginning on or prior to December 31, 201 2, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 15% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met.  Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States).  A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company.  Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund.  The maximum tax rate on capital gain dividends received by individuals is generally 15% for such gain realized before January 1, 201 3.  Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset).  Under current law, the maximum 15% tax rate on long-term capital gains and qualified dividend income will cease to apply for taxable years beginning after December 31, 201 2; beginning in 201 3, the maximum rate on long-term capital gains is scheduled to revert to 20%, and all ordinary dividends (including amounts treated as qualified dividends under the law currently in effect) would be taxed as ordinary income. Beginning in 2011, the Fund is not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.  The Form 1099 will instead serve this notice purpose.

As a RIC, the Fund will be subject to the AMT,  but any items that are  treated differently  for AMT  purposes  must be  apportioned  between  the  Fund and its shareholders and this may affect the  shareholders'  AMT  liabilities.  The Fund  intends in general to apportion  these items in the same  proportion  that  dividends  paid to each  shareholder  bear to the Fund's taxable income, determined  without  regard to the dividends  paid  deduction.

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question.  If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made.  However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Fund intends to distribute all realized capital gains, if any, at least annually.  If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.  If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Fund generally are taxable events.  U.S. shareholders should consult their own tax advisor with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions.  The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale.  Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares.  A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed.  In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations.  For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, currently a maximum of 35%, while long-term capital gain generally will be taxed at a maximum rate of 15%.  Capital losses are subject to certain limitations.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund.  U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Tax-Exempt Shareholders.  A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

           Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Foreign Taxation.  Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to be eligible to pass through to shareholders a credit or deduction for such taxes.

Foreign Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

Effective for taxable years of a regulated investment company beginning before January 1, 2012, a regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within a foreign country that has inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If the Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons.

The Fund is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. The exemption from withholding for interest-related and short-term capital gain dividends will expire for distributions with respect to taxable years of the Fund beginning on or after January 1, 2012, unless Congress enacts legislation providing otherwise. These exemptions from withholding will not be available to foreign shareholders of Funds that do not currently report their dividends as interest-related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if the Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. On and after January 1, 2012, this “look-through” USRPI treatment for distributions by the Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. The Fund does not expect to be a USRPHC. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Fund.

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.
A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding.  The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations.  Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets.  Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Funds’ “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements.  Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans.  Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders.  These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisors regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Fund’s investments.  The Custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.  The Custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Huntington Asset Services, Inc. (“ Huntington ”), the Trust’s transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc. (the “Distributor”), the Trust’s distributor.

For its custodial services, the Custodian receives a monthly fee from the Fund based on the market value of assets under custody.  The monthly fee is equal to an annual rate of 0.0125% of the first $75 million of market value; 0.0100% of the next $75 million of market value; and 0.0075% of market value in excess of $150 million.  The Custodian also receives various transaction-based fees.  Custodial fees are subject to a $250 monthly minimum fee per Fund account.

FUND SERVICES

Huntington Asset Services, Inc. (“Huntington”), 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208, acts as the Fund’s transfer agent, fund accountant, and administrator. Huntington is a wholly-owned subsidiary of Huntington Bancshares, the parent company of the Custodian and the Distributor. Certain officers of the Trust also are officers of Huntington.

Huntington maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Huntington receives a monthly fee from the Fund of $1.67 per shareholder account (subject to a minimum annual fee of $20,000) for these transfer agency services.

In addition, Huntington provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Huntington receives a monthly fee from the Fund at an annual rate equal to 0.04% of the Fund’s average daily net assets up to $100 million; 0.02% of the Fund’s average daily net assets from $100 million to $250 million; 0.01% of the Fund’s average daily net assets from $250 million to $1 billion; and 0.005% of the Fund’s average daily net assets over $1 billion (subject to a minimum annual fee of $25,000).

Huntington also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Huntington receives a monthly fee from the Fund equal to an annual rate of 0.08% of the Fund’s average daily net assets up to $100 million; 0.06% of the Fund’s average daily net assets from $100 million to $250 million; 0.04% of the Fund’s average daily net assets from $250 million to $1 billion; and 0.02% of the Fund’s average daily net assets over $1 billion (subject to a minimum annual fee of $37,500).

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd. (“Cohen”), 800 Westpoint Parkway, Suite 1100, Westlake, OH 44145-1524, has been selected as independent registered public accounting firm for the Fund for the fiscal year ending October 31, 2012.  Cohen will perform an annual audit of the Fund’s financial statements and will provide financial, tax and accounting consulting services as requested.

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc., a member firm of The 1940 Act Law Group TM, 2041 West 141st Terrace, Suite 119, Leawood, KS 66224, serves as legal counsel for the Trust and Fund.

DISTRIBUTOR

Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, IN  46208 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund.  Certain officers of the Trust are also officers of the Distributor.  As a result, such persons are affiliates of the Distributor.

The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares.  Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

The Fund recently commenced operations and, as a result, has no financial statements. You can receive free copies of reports (once available), request other information and discuss your questions about the Fund by contacting the Trust directly at:

Huntington Asset Services, Inc.
P.O. Box 6110
Indianapolis, Indiana 46206-6110

EXHIBIT A

VALUED ADVISERS TRUST
PROXY VOTING POLICY AND PROCEDURE

The Valued Advisers Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”).  The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”).

Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “ Proxy Rule ”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment advisor of each Fund (each an “Advisor ” and, collectively, the “Advisors ”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund.   The Trust shall therefore defer to , and rely on , the Advisor of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Advisor of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio.  Consistent with its duties under this Policy, each Advisor shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act.  Each Advisor shall perform these duties in accordance with the Advisor’s proxy voting policy , a copy of which shall be presented to this Board for its review.  Each Advisor shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Advisor may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Advisor or an affiliated person of the Adviser .  In such case, the Advisor is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision.

When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.  In the event that the Board is required to vote a proxy because an Advisor has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Advisor’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion.  The Board shall notify the Advisor of its final decision on the matter and the Advisor shall vote in accordance with the Board’s decision.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Advisor’s proxy voting policy and this Policy on such website.  A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus.  The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Advisor shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 15 days following the end of each calendar quarter.  The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31 st of each year.

EXHIBIT B

GRANITE INVESTMENT ADVISORS, INC.
PROXY VOTING GUIDELINES

POLICY

Granite Investment Advisors, Inc. believes that corporate proxies have economic value and we encourage clients to be involved in the investment process by voting proxies on the stocks in their portfolio. We assume that clients choose to vote their proxies unless we are instructed otherwise in writing. For ERISA accounts, the plan documents should state clearly who has authority and responsibility to vote all proxies. In general, Granite will vote responsibly on proxy issues in a manner which, in our best judgment, will represent the best interests of the beneficiary of the shares voted. This judgment shall be made independently and with complete objectivity. Contact Debbie Wentworth , Chief Compliance Officer, for a copy of Granite’s voting history.

PROCEDURE

When a client elects for Granite to assume the responsibility of voting proxies, the following procedures will be in place:
➢	Upon receipt, proxy statements shall be read, reviewed and voted by an appointee of management in accordance with the policy outlined below.
➢	Unusual proposals will be reviewed as they arise and if necessary, will be brought before a regular investment committee meeting for broader discussion.
➢	Upon written request, a quarterly review of proxy activity will be provided. It will include the following information:
o	Companies issuing proxy material
o	Issues and/or shareholder proposals
o	Our vote

Any deviations from our standard policy or from the policy stated specifically in the client’s portfolio documentation would be noted and explained.

In the event that Granite overrides its proxy voting guidelines on a company that is on Granite’s list of business relationships, the CCO will determine whether there is potential for material conflict of interest and will notify any holders of that stock that there may be a conflict of interest prior to submitting the vote to allow time for them to evaluate the decision. CCO will maintain a list accounts that are also publicly traded and will update as needed.

SUMMARY OF POLICY GUIDELINES

Our standard policy is determined by the overwhelming responsibility of fiduciary duty to our clients. In light of this, the primary considerations in determining our response to proxy issues are the two questions below:
1.	Is the proposal in the long-term best interests of the shareholders?
2.	What is the ultimate cost to the company of implementing a shareholder recommendation?

A summary of common issues follows:
(We gratefully acknowledge the work of the CFA Institute in providing us with the following summary of proxy issues and their assistance in developing a comprehensive policy for proxy procedures.)

CORPORATE GOVERNANCE

Confidentiality of voting… We support this issue and believe it will eliminate open or covert pressure to vote with management and encourage votes solely on the merit of the proposal.

Annual election of directors… We support this issue and feel strongly that the Board of Directors should be accountable to shareholders on an annual basis.

Composition of the board… It is in the shareholders’ interests to have a diverse board composed significantly of disinterested parties. Members of the Board of Directors should have more than a token ownership of company stock and ideally, should also represent not more than two other companies.

Majority Voting – We support majority voting in order to keep underperforming directors accountable for their actions.  Under plurality voting rules an uncontested director can be elected by just one “for” vote.  By choosing this voting standard, directors will be more cognizant of whether or not there is majority support for the decisions they make which should help align their interests with that of the shareholders. (Instituted 9/27/11)

Equity Retention Policy – We support shareholder proposals that either institute or continue to require some sort of equity retention for senior executives and or directors.  By requiring these executives to hold equity in the company for a period of time after they leave or retire it ensures their interests are aligned with shareholders.  With their own money at risk, presumably this type of policy would make sure that departing executives stay focused on the long term health of the company both before and after they leave.  (Instituted 9/27/11)

Equal access to proxy statements… This issue requires an analysis of the tradeoff between costs to the company and the assurance that all stockholders will receive complete information on all director nominees and all proposals.

Indemnification of management or directors or both against negligent, imprudent, or unreasonable action… Given the increasingly litigious environment of corporate activity, we support this issue if management feels it is necessary to attract good directors. A review of management performance will provide a backdrop to decisions on this issue.

Cumulative voting… We do not support cumulative voting because it may give preference to individual shareholders or a minority class of shareholders. The growing activism of shareholders in general will mitigate the possibility that a lack of cumulative voting may prevent a substantial shareholder from having a voice on the board.

Limitation on shareholder rights to remove directors, amend bylaws, fill board vacancies, call special meetings, nominate directors, act by written consent, or other actions to limit or abolish shareholder rights to act independently… In almost all cases, we will not support any limitation on shareholder rights.

Proposals to permit management discretion to issue “blank check” stock without prior shareholder approval… Depending on a review of management’s successful history, we will in general not support this proposal as it may serve to entrench management at the expense of shareholder interests.

TAKEOVER DEFENSE AND RELATED ACTIONS

Proposals involving tender offers and mergers… each situation will be reviewed on its own merits.

Fair price provisions… each situation will be reviewed on its own merits.

Some increase in authorized shares and /or creation of new classes of common or preferred stock… each case is unique, but in general we prefer management to grow the company via equity rather than debt, which may be the alternative.

Proposals to introduce or eliminate greenmail provisions… each case will be reviewed on its own merit.

Proposals to reevaluate in-place “shark repellants”… will generally be supported, although specific instances may point in the other direction.

Shareholders rights plans (poison pills)… will be reviewed on an individual basis.

COMPENSATION PLANS

Stock option plans and/or stock appreciation rights plans… will generally be supported as we encourage management to increase their stake in the equity of the company.

Profit incentive plans and employee stock purchase plans… will generally be supported for the above reason.

Extension of stock option grants to outside directors… will generally be supported for the above reason.

Stock option plans and other stock bonus plans, including those permitting issuance of loans to management or selected employees with authority to sell stock purchased by the loan without immediate repayment, or that are overly generous (below market price or with appreciation rights paying the difference between option price and the stock, or permit pyramiding or the directors to lower the purchase price of outstanding options)… will be reviewed on an individual basis, keeping in mind management performance and the overall compensation package.

Incentive plans effective in the event of hostile takeovers or mergers (golden and tin parachutes)… will be discouraged.

Proposals creating an unusually favorable compensation structure in advance of sale of company… will be discouraged.

Proposals that fail to link executive compensation to management performance (including golden handcuffs)… will be discouraged.

CAPITAL STRUCTURE, CLASSES OF STOCK AND RECAPITALIZATION

Dual class recapitalizations… will be supported only if existing shareholders retain their equity percentage and voting rights with the company.

Proposals to reincorporate or reorganize into a holding company… will be supported if it will reduce regulatory corporate restrictions, and if management’s interest in diversifying seems reasonable and well thought out.

Proposals designed to discourage mergers and acquisitions in advance… will be discourage unless management’s track record is superb and the proposal is clearly in the shareholders’ long-term best interests.

Proposals to change state of incorporation to a state less favorable to shareholder interests… will be discouraged, especially if the sole reason for the proposal is to protect current management position.

SOCIAL RESPONSIBILITY

Our general stance on issues of social responsibility is that we will support increased disclosure in virtually all cases. Given our fiduciary responsibility to our clients, in most cases we will not support proposals that would result in significantly increased costs or an impairment of the company’s competitive position in the industry. Naturally, these are the issues on which we expect our client-directed proxy decisions to differ the most significantly from our standard policy.

Common issues, some of which are highlighted, are noted below.

➢
Environment… We support economic responsibility and the Valdez Principles in theory but the costs of implementation may be extremely high. Because management is in the best position to analyze the costs of implementation, we will generally vote with management in its stance on the environment in general or the Valdez Principles, specifically.

➢
Apartheid… If a company has material interests in South Africa, we would encourage management to support the Sullivan Principles. Disclosures of disinvestments above and beyond this may not be in the shareholders’ best interests.

➢	Abortion… We will not support any proposals suggesting that management take any stand on this issue.

➢	Religious rights

➢	Community-related economic growth

➢	Animal testing

➢	Human rights

➢	Nuclear weapons and energy generating facilities

➢	Defense

EXHIBIT C

Governance and Nominating Committee Charter
Valued Advisers Trust

Governance and Nominating Committee Membership

1.	The Governance and Nominating Committee of Valued Advisers Trust (“Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.
The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have and affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate.  The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers.  See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3.
The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.
The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.
The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

APPENDIX A TO THE GOVERNANCE AND NOMINATING COMMITTEE CHARTER

VALUED ADVISERS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.
Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Governance and Nominating Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Governance and Nominating Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Governance and Nominating Committee has invited management to make such a recommendation.

II.
Shareholder Candidates. The Governance and Nominating Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Governance and Nominating Committee in its discretion.  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance and Nominating Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt.  The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.
Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Governance and Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Governance and Nominating Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

PART C

FORM N-1A
OTHER INFORMATION

ITEM 28.                       Exhibits.

(a)(1)                      Certificate of Trust.1

(a)(2)                      Agreement and Declaration of Trust.2

(a)(3)                      Amended Schedule A to the Agreement and Declaration of Trust.22

(b)(1)                      Bylaws.2

(b)(2)                      Amendment, dated September 22, 2009, to Bylaws.7

(c)	Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust.2

(d)(1)	Investment Advisory Agreement between the Trust and Golub Group, LLC. 3

(d)(2)	Investment Advisory Agreement between the Trust and TEAM Financial Asset Management, LLC.6

(d)(3)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC. 9

(d)(4)	Investment Subadvisory Agreement between Long Short Advisors, LLC and Independence Capital Asset Partners, LLC. 9

(d)(5)	Investment Advisory Agreement between the Trust and Geier Asset Management, Inc.10

(d)(6)	Investment Advisory Agreement between the Trust and Angel Oak Capital Advisors, LLC.12

(d)(7)	Investment Advisory Agreement between the Trust and Longview Capital Management, LLC.14

(d)(8)	Investment Advisory Agreement between the Trust and Cloud Capital, LLC.15

(d)(9)	Investment Advisory Agreement between the Trust and Kovitz Investment Group, LLC.19

(d)(10)	Investment Advisory Agreement between the Trust and Granite Investment Advisors, Inc.22

(d)(11)	Investment Advisory Agreement between the Trust and Todd Veredus Asset Management, LLC.21

(e)	Form of Distribution Agreement between the Trust and Unified Financial Securities, Inc.4

(f)	Not applicable.

(g)(1)	Custody Agreement between the Trust and Huntington National Bank.2

(g)(2)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank.22

(g)(3)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank.9

(g)(4)	Custody Agreement between the Trust and Citibank, N.A.10

(g)(5)	Custody Agreement between the Trust and FOLIOfn Investments, Inc.15

(h)(1)	Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc.2

(h)(2)	Amended Exhibit A to the Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc.9

(h)(3)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Geier Asset Management, Inc.10

(h)(4)	Form of Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Angel Oak Capital Advisors, LLC.12

(h)(5)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Longview Capital Management, LLC.14

(h)(6)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Cloud Capital, LLC.15

(h)(7)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Kovitz Investment Group, LLC.20

(h)(8)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Granite Investment Advisors, Inc. 22

(h)(9)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Todd Verdedus Asset Management, LLC.21

(h)(10)	Expense Limitation Agreement between the Trust and Long Short Advisors, LLC.9

(h)(11)	Expense Limitation Agreement between the Trust and Golub Group, LLC. 13

(h)(12)	Expense Limitation Agreement between the Trust and TEAM Financial Asset Management, LLC .11

(h)(13)	Expense Limitation Agreement between the Trust and Geier Asset Management, Inc.10

(h)(14)	Expense Limitation Agreement between the Trust and Angel Oak Capital Advisors, LLC.16

(h)(15)	Expense Limitation Agreement between the Trust and Longview Capital Management, LLC.14

(h)(16)	Expense Limitation Agreement between the Trust and Cloud Capital, LLC.15

(h)(17)	Expense Limitation Agreement between the Trust and Kovitz Investment Group, LLC19

(h)(18)	Expense Limitation Agreement between the Trust and Granite Investment Advisors, Inc.22

(h)(19)	Expense Limitation Agreement between the Trust and Todd Veredus Asset Management, LLC.21

(i)(1)	Opinion and Consent of Husch Blackwell Sanders LLP, Legal Counsel, with respect to Golub Group Equity Fund. 3

(i)(2)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to TEAM Asset Strategy Fund. 20

(i)(3)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to LS Opportunity Fund.9

(i)(4)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Geier Strategic Total Return Fund.10

(i)(5)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Angel Oak Multi-Strategy Income Fund.12

(i)(6)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the TEAM Asset Strategy Fund.11

(i)(7)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Longview Global Allocation Fund.14

(i)(8)
Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund.15

(i)(9)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Golub Group Equity Fund.13

(i)(10)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Green Owl Intrinsic Value Fund.19

(i)(11)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the LS Opportunity Fund.17

(i)(12)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Granite Value Fund.22

(i)(13)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the TVAM International Intrinsic Value Fund.21

(j)(1)	Consent of BBD, LLP, Independent Public Accountants, with respect to Golub Group Equity Fund.13

(j)(2)	Consent of BBD, LLP, Independent Public Accountants, with respect to TEAM Asset Strategy Fund.20

(j)(3)	Consent of BBD, LLP, Independent Public Accountants, with respect to LS Opportunity Fund.17

(j)(4)	Consent of Ashland Partners & Company, LLP, with respect to Golub Group Equity Fund.13

(j)(5)	Consent of Ashland Partners & Company, LLP, with respect to TEAM Asset Strategy Fund.20

(j)(6)	Consent of BBD, LLP, Independent Public Accountants, with respect to the Geier Strategic Total Return Fund.10

(j)(7)	Consent of BBD, LLP, Independent Public Accountants, with respect to the Angel Oak Multi-Strategy Income Fund.12

(j)(8)	Consent of BBD, LLP, Independent Public Accountants, with respect to the Longview Global Allocation Fund.14

(j)(9)	Consent of BBD, LLP, Independent Public Accountants, with respect to the Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund.15

(j)(10)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Green Owl Intrinsic Value Fund.21

(j)(11)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Granite Value Fund.21

(j)(12)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the TVAM International Intrinsic Value Fund.21

(j)(13)	Consent of Ashland Partners & Company, LLP, with respect to the Granite Value Fund.22

(k)	Not applicable.

(l)	Initial Capital Agreement.2

(m)(1)                  Distribution Plan under Rule 12b-1 for Golub Group Equity Fund.3

(m)(2)                  Distribution Plan under Rule 12b-1 for TEAM Asset Strategy Fund.5

(m)(3)                  Distribution Plan under Rule 12b-1 for Geier Strategic Total Return Fund.10

(m)(4)                  Distribution Plan under Rule 12b-1 for Angel Oak Multi-Strategy Income Fund.18

(m)(5)                  Distribution Plan under Rule 12b-1 for Longview Global Allocation Fund.14

(m)(6)	Distribution Plan under Rule 12b-1 for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund.15

(m)(7)                      Distribution Plan under Rule 12b-1 for Granite Value Fund.22

(n)(1)	Rule 18f-3 Plan for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund.15

(n)(2)	Rule 18f-3 Plan for TEAM Asset Strategy Fund.16

(n)(3)                      Rule 18f-3 Plan for Angel Oak Multi-Strategy Income Fund.18

(o)                           Reserved.

(p)(1)                      Code of Ethics for the Trust.2

(p)(2)                      Code of Ethics for Golub Group, LLC.3

(p)(3)                      Code of Ethics for TEAM Financial Asset Management, LLC 5

(p)(4)                      Code of Ethics for Long Short Advisors, LLC 9

(p)(5)                      Code of Ethics for Independence Capital Asset Partners, LLC9

(p)(6)                      Code of Ethics for Unified Financial Securities, Inc.2

(p)(7)                      Code of Ethics for Geier Asset Management, Inc. 10

(p)(8)                      Code of Ethics for Angel Oak Capital Advisors, LLC.12

(p)(9)                      Code of Ethics for Longview Capital Management, LLC.14

(p)(10)                    Code of Ethics for Cloud Capital, LLC.15

(p)(11)                      Code of Ethics for Kovitz Investment Group, LLC.19

(p)(12)                      Code of Ethics for Granite Investment Advisors, Inc.22

(p)(13)                      Code of Ethics for Todd Veredus Asset Management, LLC.21

(q)                             Powers of Attorney.2, 7, 8

-----------------------

1.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed June 16, 2008 (File No. 811-22208).
2.	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).
3.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).
4.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed July 6, 2009 (File No. 811-22208).
5.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed September 24, 2009 (File No. 811-22208).
6.	Incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed December 9, 2009 (File No. 811-22208).
7.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010 (File No. 811-22208).
8.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 filed June 18, 2010 (File No. 811-22208).
9.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-222080.
10.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-222080).
11.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 filed February 28, 2011 (File No. 811-222080).
12.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed April 18, 2011 (File No. 811-222080).
13.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 35 filed May 31, 2011 (File No. 811-222080).
14.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-222080).
15.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-222080).
16.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 46 filed September 22, 2011 (File No. 811-222080).
17.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed September 28, 2011 (File No. 811-222080).
18.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed October 26, 2011 (File No. 811-222080).
19.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-222080).
20.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 54 filed November 22, 2011 (File No. 811-222080).
21.	To be filed.
22.	Filed herewith.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Reference is made to the Registrant's Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law.  In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Adviser.

See the Trust’s various prospectuses and the statements of additional information for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”).  Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.  The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32.	Principal Underwriters.

(a)
Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Appleton Funds, Bruce Fund, Inc., Dividend Growth Trust, Dreman Contrarian Funds, H C Capital Trust, Huntington Funds, and Unified Series Trust.

(b) The directors and officers of Unified Financial Securities, Inc. are as follows:

Name	Title	Position with Trust
Daniel B. Benhase*	Director	None
Anna Maria Spurgin**	President	None
John C. Swhear** Edward J. Kane* A. Dawn Story*	Chief Compliance Officer Vice President Vice President	Vice President and Chief Compliance Officer None None
Varanont O. Ruchira**	Assistant Vice President	None
Karyn E. Cunningham** Richard A. Cheap* Larry D. Case*	Controller Secretary Assistant Secretary	None None None

*	The principal business address of these individuals is 41 S. High Street, Columbus, OH 43215
** The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208

(c) Not Applicable.

ITEM 33.   Location Of Accounts And Records.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)
Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its functions as custodian for Golub Group Equity Fund, TEAM Asset Strategy Fund, Geier Strategic Total Return Fund, Angel Oak Multi-Strategy Income Fund, Longview Global Allocation Fund, Green Owl Intrinsic Value Fund, Granite Value Fund, and TVAM International Intrinsic Value Fund).

(b)	Citibank, N.A., 388 Grenwich Street, New York, New York 10013 (records relating to its functions as custodian for LS Opportunity Fund).

(c)
IndexEdge Investment Consulting, LLC, 650 Poydras Street, Suite 1400, New Orleans, Louisiana 70130 (records relating to its function as the investment adviser to IndexEdge® Long-Term Portfolio Fund – terminated fund on December 9, 2009).

(d)	Golub Group, LLC, 1850 Gateway Drive, Suite 600, San Mateo, CA 94404 (records relating to its function as the investment adviser to Golub Group Equity Fund).

(e)	TEAM Financial Asset Management, LLC, 800 Corporate Circle, Suite 106, Harrisburg, Pennsylvania 17110 (records relating to its function as the investment adviser to TEAM Asset Strategy Fund).

(f)	Long Short Advisors, LLC, 1818 Market Street, Suite 3323, Philadelphia, Pennsylvania 19103 (records relating to its function as the investment adviser to LS Opportunity Fund).

(g)	Independence Capital Asset Partners, LLC, 1400 16th Street, Suite 520, Denver, Colorado 80202 (records relating to its function as investment sub-adviser to LS Opportunity Fund).

(h)	Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208 (records relating to its function as distributor to the Fund).

(i)	Huntington Asset Services, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208 (records relating to its function as transfer agent, fund accountant, and administrator for the Fund).

(j)	Geier Asset Management, Inc., 2205 Warwick Way, Suite 200, Marriottsville, Maryland 21104 (records relating to its function as investment adviser to Geier Strategic Total Return Fund).

(k)
Angel Oak Capital Advisors, LLC, One Buckhead Plaza, 3060 Peachtree Rd. NW, Suite 1080, Atlanta, Georgia 30342 (records relating to its function as investment adviser to Angel Oak Multi-Strategy Income Fund).

(l)	Longview Capital Management, LLC, 2 Mill Road, Suite 105, Wilmington, Delaware 19806 (records relating to its function as investment adviser to Longview Global Allocation Fund).

(m) Cloud Capital, LLC, 5514 South Yale, Suite 606, Tulsa, Oklahoma 74135 (records relating to its function as investment adviser to Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund).

(n)
FOLIOfn Investments, Inc., 8180 Greensboro Drive, 8th Floor, McLean, Virginia 22102 (records relating to its function as custodian for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund).

(o)	Kovitz Investment Group, LLC, 115 S. LaSalle Street, 27th Floor, Chicago, Illinois 60603 (records relating to its function as investment adviser to Green Owl Intrinsic Value Fund).

(p)	Granite Investment Advisors, Inc., 11 S. Main St., Suite 501, Concord, New Hampshire 03302 (records relating to its function as investment adviser to Granite Value Fund).

(q)	Todd Veredus Asset Management, LLC, 101 South 5th Street, Louisville, KY 40202 (records relating to its function as investment adviser to TVAM International Intrinsic Value Fund).

ITEM 34.   Management Services.

Not Applicable.

ITEM 35.   Undertakings.

Not Applicable.
SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 57 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis, and State of Indiana on this 14th day of December, 2011.

VALUED ADVISERS TRUST

By:                      *_________________
R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

____________________*_____________________                                                                                                            December 14, 2011
Dr. Merwyn Vanderlind, Trustee                                                                                                                                                   Date

____________________*_____________________                                                                                                            December 14, 2011
Ira Cohen, Trustee                                                                                                                                                                           Date

____________________*_____________________                                                                                                            December 14, 2011
R. Jeffrey Young, President and Trustee                                                                                                                                      Date

____________________*_____________________                                                                                                            December 14, 2011
William J. Murphy, Treasurer and Principal                                                                                                                                Date
Financial Officer

* By: /s/ Carol J. Highsmith                                                                                                                                                           December 14, 2011
Carol J. Highsmith, Vice President, Attorney in Fact                                                                                                                  Date

INDEX TO EXHIBITS

(FOR REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940)
------------------------------------------------------------

EXHIBIT NO.
UNDER PART C
OF FORM N-1A                                                      NAME OF EXHIBIT
--------------------                                                      --------------------------

(a)(3)                                                      Amended Schedule A to the Agreement and Declaration of Trust

(d)(10)                                                      Investment Advisory Agreement between the Trust and Granite Investment Advisors, Inc.

(g)(2)                                                      Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank

(h)(8)                                                      Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Granite Investment Advisors, Inc.

(h)(18)                                                      Expense Limitation Agreement between the Trust and Granite Investment Advisors, Inc.

(i)(12)                                                      Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc.

(j)(13)                                                     Consent of Ashland Partners & Company, LLP

(m)(7)                                                      Distribution Plan under Rule 12b-1 for Granite Value Fund

(p)(12)                                                      Code of Ethics for Granite Investment Advisors, Inc.